Trade and other receivables, deposits and prepayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables, deposits and prepayments
Trade receivables	¥ 8,793	¥ 9,841
Other receivables	524	923
Deposits	6,567	7,342
Prepayments	16,986	20,450
Advances to employees	1,006	1,086
Trade and other receivables , Gross	25,083	29,801
Less: Non-current portion
Prepayments and deposits	(6,704)	(8,146)
Current portion	¥ 18,379	¥ 21,655
Age of trade receivables	30 days